                       Prospectus and Statement of Additional Information Supplement-- Oct. 3, 2005*

Fund (Date)                                 Fund Name Effective Oct. 1, 2005                   Prospectus Form #   SAI Form #
AXP Variable Portfolio - Cash Management    RiverSource Variable Portfolio - Cash Management   S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Core Bond Fund     RiverSource Variable Portfolio - Core Bond Fund    S-6466-99 X        S-6466-20 X
     (10/29/04)
AXP Variable Portfolio - Core Equity Fund   RiverSource Variable Portfolio - Core Equity       S-6347-99 C        S-6347-20 C
     (2/25/05)                                   Fund
AXP Variable Portfolio - Diversified Bond   RiverSource Variable Portfolio - Diversified       S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Bond Fund
AXP Variable Portfolio - Diversified        RiverSource Variable Portfolio - Diversified       S-6466-99 X        S-6466-20 X
     Equity Income Fund (10/29/04)               Equity Income Fund
AXP Variable Portfolio - Equity Select      RiverSource Variable Portfolio - Mid Cap Growth    S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Global Bond Fund   RiverSource Variable Portfolio - Global Bond       S-6466-99 X        S-6466-20 X
     (10/29/04)                                  Fund
AXP Variable Portfolio - Global Inflation   RiverSource Variable Portfolio - Global            S-6466-99 X        S-6466-20 X
     Protected Securities Fund (10/29/04)        Inflation Protected Securities Fund
AXP Variable Portfolio - Growth Fund        RiverSource Variable Portfolio - Growth Fund       S-6466-99 X        S-6466-20 X
     (10/29/04)
AXP Variable Portfolio - High Yield Bond    RiverSource Variable Portfolio - High Yield Bond   S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Income             RiverSource Variable Portfolio - Income            S-6466-99 X        S-6466-20 X
     Opportunities Fund (10/29/04)               Opportunities Fund
AXP Variable Portfolio - Large Cap Equity   RiverSource Variable Portfolio - Large Cap         S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Equity Fund
AXP Variable Portfolio - Large Cap Value    RiverSource Variable Portfolio - Large Cap Value   S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Managed Fund       RiverSource Variable Portfolio - Balanced Fund     S-6466-99 X        S-6466-20 X
     (10/29/04)
AXP Variable Portfolio - Mid Cap Value      RiverSource Variable Portfolio - Mid Cap Value     S-6364-99 A        S-6364-20 A
     Fund (4/27/05)                              Fund
AXP Variable Portfolio - New Dimensions     RiverSource Variable Portfolio - New Dimensions    S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Partners Select    RiverSource Variable Portfolio - Select Value      S-6466-99 X        S-6466-20 X
     Value Fund (10/29/04)                       Fund
AXP Variable Portfolio - Partners Small     RiverSource Variable Portfolio - Small Cap Value   S-6466-99 X        S-6466-20 X
     Cap Value Fund (10/29/04)                   Fund
AXP Variable Portfolio - S&P 500 Index      RiverSource Variable Portfolio - S&P 500 Index     S-6466-99 X        S-6466-20 X
     Fund (10/29/04)                             Fund
AXP Variable Portfolio - Short Duration     RiverSource Variable Portfolio - Short Duration    S-6466-99 X        S-6466-20 X
     U.S. Government Fund (10/29/04)             U.S. Government Fund
AXP Variable Portfolio - Small Cap          RiverSource Variable Portfolio - Small Cap         S-6466-99 X        S-6466-20 X
     Advantage Fund (10/29/04)                   Advantage Fund
AXP Variable Portfolio - Strategy           RiverSource Variable Portfolio - Strategy          S-6466-99 X        S-6466-20 X
     Aggressive Fund (10/29/04)                  Aggressive Fund
AXP Variable Portfolio - Threadneedle       RiverSource Variable Portfolio - Emerging          S-6466-99 X        S-6466-20 X
     Emerging Markets Fund (10/29/04)            Markets Fund
AXP Variable Portfolio - Threadneedle       RiverSource Variable Portfolio - International     S-6466-99 X        S-6466-20 X
     International Fund (10/29/04)               Opportunity Fund

References to "Fund" throughout this supplement refers to the foregoing individual funds, singularly or collectively as the context requires.

SEPARATION FROM AMERICAN EXPRESS COMPANY

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) became an independent company with no affiliation to American Express Company and is now trading as a separate public company under the ticker symbol AMP. Ameriprise Financial and its subsidiaries provide a variety of services to the RiverSource Variable Portfolio Funds:

------------------------------------------- ----------------------------------------- -----------------------------------------
Company Name (Effective Aug. 1, 2005)       Former Name/Service Provider              Services
------------------------------------------- ----------------------------------------- -----------------------------------------
Ameriprise Financial, Inc.                  American Express Financial Corporation    Administrative Services
------------------------------------------- ----------------------------------------- -----------------------------------------
RiverSource Investments, LLC                Services previously provided by           Investment Management Services
                                            American Express Financial Corporation
------------------------------------------- ----------------------------------------- -----------------------------------------
IDS Life Insurance Company                  IDS Life Insurance Company (no change)    Distribution Services
------------------------------------------- ----------------------------------------- -----------------------------------------
Ameriprise Trust Company                    American Express Trust Company            Custodian Services
------------------------------------------- ----------------------------------------- -----------------------------------------

On October 1, 2005, the Fund names were changed to RiverSource as noted previously.

S-6466-72 A (10/05)

* Valid until Oct. 28, 2005

For all RiverSource Variable Portfolio Funds except RiverSource Variable Portfolio - Core Equity Fund: The fee and expense table and expense example for the Fund contained in the Fund's current prospectus, which describes the fees and expenses you would pay if you buy and hold a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund, is replaced with the following fee and expense tables and expense examples adjusted to reflect current fees. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Emerging Markets Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund, RiverSource Variable Portfolio - Small Cap Value Fund, RiverSource Variable Portfolio - Strategy Aggressive Fund:

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.

ANNUAL FUND OPERATING EXPENSES
As a percentage of average daily net assets
                                                  Management   Distribution      Other             Fee waiver/expense    Net
Fund                                                fees(a)   (12b-1) fees(b) expenses(c)   Total     reimbursement  expenses(j)
RiverSource VP - Balanced Fund                      0.59%(h)       0.13%         0.08%      0.80%         0.00%         0.80%
RiverSource VP - Cash Management Fund               0.51%          0.13%         0.08%      0.72%         0.00%         0.72%
RiverSource VP - Core Bond Fund                     0.63%          0.13%         0.39%      1.15%         0.20%         0.95%
RiverSource VP - Diversified Bond Fund              0.60%          0.13%         0.10%      0.83%         0.00%         0.83%
RiverSource VP - Diversified Equity Income Fund     0.64%(i)       0.13%         0.11%      0.88%         0.00%         0.88%
RiverSource VP - Emerging Markets Fund(d)           1.11%(h)       0.13%         0.41%      1.65%         0.00%         1.65%
RiverSource VP - Global Bond Fund                   0.83%          0.13%         0.14%      1.10%         0.00%         1.10%
RiverSource VP - Global Inflation Protected
    Securities Fund                                 0.49%          0.13%         0.18%      0.80%         0.05%         0.75%
RiverSource VP - Growth Fund                        0.55%(h)       0.13%         0.18%      0.86%         0.00%         0.86%
RiverSource VP - High Yield Bond Fund               0.62%          0.13%         0.09%      0.84%         0.00%         0.84%
RiverSource VP - Income Opportunities Fund          0.64%          0.13%         0.80%      1.57%         0.58%         0.99%
RiverSource VP - International Opportunity Fund(d)  0.75%(h)       0.13%         0.12%      1.00%         0.00%         1.00%
RiverSource VP - Large Cap Equity Fund              0.65%(i)       0.13%         0.08%      0.86%         0.00%         0.86%
RiverSource VP - Large Cap Value Fund               0.63%          0.13%         2.10%      2.86%         1.81%         1.05%
RiverSource VP - Mid Cap Growth Fund                0.57%(h)       0.13%         0.15%      0.85%         0.00%         0.85%
RiverSource VP - Mid Cap Value Fund                 0.73%          0.13%         0.53%      1.39%         0.31%         1.08%
RiverSource VP - New Dimensions Fund                0.53%(h)       0.13%         0.07%      0.73%         0.00%         0.73%
RiverSource VP - S&P 500 Index Fund                 0.29%          0.13%         0.13%      0.55%         0.05%         0.50%
RiverSource VP - Select Value Fund(e)               0.81%(h)       0.13%         1.03%      1.97%         0.82%         1.15%

                                     -- 2 --

As a percentage of average daily net assets (continued)

                                                     Management   Distribution      Other             Fee waiver/expense    Net
Fund                                                   fees(a)   (12b-1) fees(b) expenses(c)   Total     reimbursement  expenses(j)
RiverSource VP - Short Duration U.S. Government Fund   0.61%          0.13%         0.10%      0.84%         0.00%         0.84%
RiverSource VP - Small Cap Advantage Fund(g)           0.85%(i)       0.13%         0.14%      1.12%         0.00%         1.12%
RiverSource VP - Small Cap Value Fund(f)               0.94%(h)       0.13%         0.20%      1.27%         0.05%         1.22%
RiverSource VP - Strategy Aggressive Fund              0.51%(h)       0.13%         0.08%      0.72%         0.00%         0.72%

(a)   The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and custody services.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays GAMCO Investors, Inc. a fee for sub-investment advisory services.

(f) RiverSource Investments pays Royce, GSAM, Donald Smith, Franklin Portfolio Associates and Barrow, Hanley a fee for sub-investment advisory services.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource VP - Balanced Fund, 0.06% for RiverSource VP - Emerging Markets Fund, 0.08% for RiverSource VP
      - Growth Fund, 0.10% for RiverSource VP - International Opportunity Fund, 0.08% for RiverSource VP - Mid Cap Growth Fund, 0.08% for RiverSource VP - New Dimensions Fund, 0.003% for RiverSource VP - Select Value Fund, 0.08% for RiverSource VP - Small Cap Value Fund and 0.12% for RiverSource VP - Strategy Aggressive Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Emerging Markets Funds Index for RiverSource VP
      - Emerging Markets Fund; the Lipper Large Cap Growth Funds Index for RiverSource VP - Growth Fund, the Lipper International Funds Index for RiverSource VP - International Opportunity Fund, the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - New Dimensions Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund, the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund and the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Strategy Aggressive Fund.

(i) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource VP - Diversified Equity Income Fund, 0.03% for RiverSource VP - Large Cap Equity Fund and 0.06% for RiverSource VP - Small Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund, the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund and the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund.

(j) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource VP - Core Bond Fund, 1.75% for RiverSource VP - Emerging Markets Fund, 0.75% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.10% for RiverSource VP - Mid Cap Growth Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 1.15% for RiverSource VP - Select Value Fund, 1.30% for RiverSource VP - Small Cap Value Fund, and 0.50% for RiverSource VP - S&P 500 Index Fund.

Example

This example assumes that you invest $10,000 to a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                           1 year           3 years          5 years          10 years
RiverSource VP - Balanced Fund                                  $ 82             $256            $  445           $  994
RiverSource VP - Cash Management Fund                           $ 74             $230            $  401           $  898
RiverSource VP - Core Bond Fund                                 $ 97             $346            $  615           $1,385
RiverSource VP - Diversified Bond Fund                          $ 85             $265            $  461           $1,029
RiverSource VP - Diversified Equity Income Fund                 $ 90             $281            $  488           $1,089
RiverSource VP - Emerging Markets Fund                          $168             $521            $  898           $1,960
RiverSource VP - Global Bond Fund                               $112             $350            $  607           $1,345
RiverSource VP - Global Inflation Protected Securities Fund     $ 77             $251            $  440           $  989
RiverSource VP - Growth Fund                                    $ 88             $275            $  478           $1,065
RiverSource VP - High Yield Bond Fund                           $ 86             $268            $  467           $1,041
RiverSource VP - Income Opportunities Fund                      $101             $439            $  801           $1,824
RiverSource VP - International Opportunity Fund                 $102             $319            $  553           $1,229
RiverSource VP - Large Cap Equity Fund                          $ 88             $275            $  478           $1,065
RiverSource VP - Large Cap Value Fund                           $107             $715            $1,349           $3,060
RiverSource VP - Mid Cap Growth Fund                            $ 87             $271            $  472           $1,053

                                    -- 3 --

Fund                                                           1 year           3 years          5 years          10 years
RiverSource VP - Mid Cap Value Fund                             $110             $410              $732           $1,647
RiverSource VP - New Dimensions Fund                            $ 75             $234              $407           $  910
RiverSource VP - S&P 500 Index Fund                             $ 51             $171              $303           $  688
RiverSource VP - Select Value Fund                              $117             $539              $988           $2,235
RiverSource VP - Short Duration U.S. Government Fund            $ 86             $268              $467           $1,041
RiverSource VP - Small Cap Advantage Fund                       $114             $356              $618           $1,368
RiverSource VP - Small Cap Value Fund                           $124             $398              $693           $1,534
RiverSource VP - Strategy Aggressive Fund                       $ 74             $230              $401           $  898

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.

For RiverSource Variable Portfolio - New Dimensions Fund:

The Fund's Board of Directors has approved in principle the merger of RiverSource VP - New Dimensions Fund into RiverSource VP - Large Cap Equity Fund (formerly AXP VP - Large Cap Equity Fund).

Completion of the merger is subject to a number of conditions, including final approval by the Board and approval by shareholders of RiverSource VP - New Dimensions Fund. It is currently anticipated that, pending final approval from the Board, proxy materials regarding the merger will be distributed to shareholders during the fourth quarter of 2005, and that a meeting of shareholders to consider the merger will be scheduled for the first quarter of 2006.

Effective Oct. 17, 2005, the "Principal Investment Strategies and Principal Risks" sections contained in the current prospectus are revised as follows:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

   o Effective management.

   o Financial strength.

   o Competitive market or product position.

   o Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o  Identifying stocks that are undervalued:

   o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   o because one or more of their valuation ratios are low relative to historical levels for the stock,

   o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o  The security is overvalued relative to other potential investments.

o  The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o  A more attractive opportunity has been identified.

                                     -- 4 --

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Effective Oct. 17, 2005, the portfolio managers section is replaced with the following:

Robert Ewing, CFA, Portfolio Manager

o  Managed the Fund since 2005.

o Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o  Managed the Fund since 2005.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o  Began investment career in 1993.

o  MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

For RiverSource Variable Portfolio - Strategy Aggressive Fund:

The Board of Directors has approved the merger of RiverSource VP - Strategy Aggressive Fund into RiverSource VP - Mid Cap Growth Fund (formerly AXP VP - Equity Select Fund). The merger is subject to approval by shareholders of RiverSource VP - Strategy Aggressive Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders in December 2005, and that a meeting for shareholders to consider the merger will be held in February 2006.

Effective Oct. 17, 2005, the "Principal Investment Strategies" section is revised as follows:

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell MidCap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $880 million to $14.2 billion as of June 30, 2005. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

                                     -- 5 --

In pursuit of the Fund's objective, the investment manager chooses equity investments by:

o  Identifying companies that it believes exhibit the following traits:

   o effective management,

   o financial strength,

   o growth potential, and

   o competitive market position.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

o Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o The company has met the investment manager's earnings and/or growth expectations.

o  Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

Effective Oct. 17, 2005, the portfolio managers section is replaced with the following:

Duncan J. Evered, Portfolio Manager

o  Managed the Fund since 2005.

o  Joined RiverSource Investments (previously AEFC) in 1994.

o  Began investment career in 1984.

o  MBA, Stanford School of Business.

                                    -- 6 --